Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 EUR (€)
Debt Instrument [Line Items]
Borrowings under revolving credit facility	$ 2,750,000,000
Revolving credit facility maturity date	Jun. 22, 2021
Interest paid in cash	$ 99,000,000	$ 54,000,000
Operating lease expense	314,000,000	$ 285,000,000
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €			€ 550,000,000
Asian Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount	200,000,000
Mexican Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount	$ 100,000,000